25. Borrowings (Details 3) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 ARS ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ARS ($)	Dec. 31, 2017 ARS ($)
Borrowings [abstract]
Borrowings, beginning		$ 12,716,656	$ 9,678,949
Proceeds from borrowings	$ 0		0	$ 1,977,399
Payment of borrowings' interest	(1,134,828)		(1,003,605)
Paid from the repurchase of Corporate Notes	(1,531,033)		(577,437)
Payment of borrowings	(1,593,024)		0	0
Gain from the repurchase of Corporate Notes	(456,884)		(6,980)
Exchange difference and interest accrued	6,687,379		9,432,905
Result from exposure to inflation	$ (4,831,601)		$ (4,807,176)
Borrowings, ending		$ 9,856,665		$ 9,678,949